Debt (Details) - USD ($)		12 Months Ended
	Feb. 27, 2023	Dec. 31, 2022	Apr. 30, 2023
Debt (Details) [Line Items]
Aggregate principal amount		$ 11,000,000
Original issue discount		$ 500,000
Warrants exercisable		5 years
Per-share exercise price (in Dollars per share)		$ 2
Effective interest rate amount		$ 5,500,000
Effective interest rate		17.90%
Debt issuance costs		$ 165,000
Loan discount		500,000
Outstanding net		4,200,000
Amortization of debt issue costs		18,903
Amortization of discount		56,735
Interest expense		166,527
Issuance cost		799,000
Fair value of warrants		$ 551,000
Loan monthly payments		30 months
Due date		Sep. 30, 2025
Warrant [Member]
Debt (Details) [Line Items]
Purchase to warrants (in Shares)		1,000,000
Common Stock [Member]
Debt (Details) [Line Items]
Purchase to warrants (in Shares)		1,000,000
Per-share exercise price (in Dollars per share)		$ 2
First tranches [Member]
Debt (Details) [Line Items]
Aggregate principal amount		$ 5,500,000
Second tranche [Member]
Debt (Details) [Line Items]
Aggregate principal amount		$ 5,500,000
Class A Common Stock [Member]
Debt (Details) [Line Items]
Class A common stock, par value (in Dollars per share)		$ 0.0001
Subsequent Event [Member]
Debt (Details) [Line Items]
Monthly payments of amount			$ 183,333
JGB [Member] | Subsequent Event [Member]
Debt (Details) [Line Items]
Loan repaid	$ 2,000,000
Black-Scholes model [Member]
Debt (Details) [Line Items]
Purchase to warrants (in Shares)		1,000,000